Other Liabilities - Schedule of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Liabilities Current [Line Items]
Returns reserve	$ 49,701	$ 33,426
Due to customers	497	459
Employees and payroll accruals	16,667	15,524
Deferred revenue	351
Medicaid and indirect rebates	27,200	33,378
Accrued income taxes	20,055	68,507
Legal and audit fees	1,206	658
Settlements and loss contingencies	30,000
Accrued expenses	7,682	7,091
Interest payable	458	639
Deferred taxes	326	302
Derivative instruments	1,318	237
Other royalties	3,488	2,774
Other	2,865	1,970
Other current liabilities	$ 161,814	$ 164,965